CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents

(in millions)	2023	2022	2021
Cash and cash equivalents	$316	$774	$1,102